SELECTED STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2013
SELECTED STATEMENTS OF INCOME DATA [Abstract]
SELECTED STATEMENTS OF INCOME DATA
NOTE 17:-	SELECTED STATEMENTS OF INCOME DATA

Financial expenses:

	Year ended December 31,
	2011	2012	2013

Financial expenses:

Interest on long-term debt	$(6)	$(2)	$(36)
Interest on short-term bank credit and bank charges	(773)	(600)	(370)
Interest on a related party loan	(378)	-	-
Realization of foreign currency translation adjustments	-	(421)	-
Foreign exchange losses, net	-	(530)	-

	(1,157)	(1,553)	(406)
Financial income:

Interest on short-term and long-term bank deposits	519	671	337
Foreign exchange derivative instruments	-	410	39
Foreign exchange gains, net	1,394	-	89

	1,913	1,081	465

	$756	$(472)	$59